Stockholders' equity (Details)	11 Months Ended	12 Months Ended
	Nov. 18, 2013	Dec. 31, 2014	Dec. 31, 2013
Balance (in shares)		14,958,277	12,470,335
Issued on acquisition of Correvio (note 4)	2,481,596		2,481,596
Issued through at-the-market offering		30,513
Issued through common share offering		1,500,000
Issued upon exercise of options in cashless transaction		32,212	1,154
Issued for cash upon exercise of options		70,000	5,192
Balance (in shares)		16,591,002	14,958,277